Stockholders' Equity (Details 6) - Warrant [Member] - USD ($)		12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014
Number of warrants
Beginning Balance		937,000		950,000
Expiry of broker warrants (i)	[1]	(92,000)		(5,000)
Exercise of broker warrants (ii)		(345,000)	[2]	(8,000)	[3]
Ending Balance		500,000		937,000
Value of warrants
Beginning Balance		$ 151,451		$ 153,106
Expiry of broker warrants (i)	[1]	(12,640)		(556)
Exercise of broker warrants (iii)		(49,379)	[2]	(1,099)	[3]
Ending Balance		$ 89,432		$ 151,451

[1]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain securities. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 5,000 expired during the year ended June 30, 2014 and 92,000 expired during the year ended June 30, 2015.
[2]	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant. The 345,000 warrants were exercised during the year ended June 30, 2015 for cash proceeds of $138,000 (CA$ 172,500).
[3]	During the year ended June 30, 2014, 8,000 broker warrants were exercised for proceeds of $3,660 (CA$4,000).